Cover Page	Nov. 04, 2026
Cover [Abstract]
Entity Registrant Name	CURTISS-WRIGHT CORPORATION
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Entity Address, Address Line One	130 Harbour Place Drive, Suite 300
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Central Index Key	0000026324
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	1-134
Entity Tax Identification Number	13-0612970
Entity Address, Postal Zip Code	28036
City Area Code	704
Local Phone Number	869-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CW
Security Exchange Name	NYSE
Entity Address, State or Province	NC
Entity Address, City or Town	Davidson,